Discontinued operations and related assets held for sale (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations and Related Assets Held for Sale

The following tables summarize the results of the Engineered Solutions business segment, reclassified as discontinued operations for the six months ended June 30, 2018 and 2017.

	For the six months ended June 30,
	2018	2017

	(Dollars in thousands)
Net sales	$2,468	$64,193
Cost of sales	1,335	57,022

Gross (loss) profit	1,133	7,171
Research and development	—	1,281
Selling and administrative expenses	(244)	7,800
Gain on sale of assets	—	—
Impairments	—	5,300

Operating (loss) income	1,377	(7,210)
Other (income) expense	66	(18)
Interest expense	—	1,133

(Loss) income from discontinued operations before income taxes	1,311	(8,325)
Benefit from income taxes on discontinued operations	—	(209)

(Loss) income from discontinued operations	$1,311	$(8,116)

The significant components of our Statements of Cash Flows for the Engineered Solutions business segment held for sale are as follows:

	For the six months ended June 30,
	2018	2017

	(Dollars in thousands)
Depreciation and amortization	$—	$2,311
Impairment	—	5,300
Deferred income taxes	—	(209)
Capital expenditures	—	432

The following table summarizes the carrying value of the assets and liabilities of discontinued operations as of June 30, 2018 and December 31, 2017.

	As of June 30, 2018	As of December 31, 2017

	(Dollars in thousands)
Assets of discontinued operations:
Accounts receivable	$1,234	$3,351
Inventories	191	502
Prepaid expenses and other current assets	326	1,137
Net property plant and equipment	—	226
Other assets	96	97

Total assets of discontinued operations	1,847	5,313

Liabilities of discontinued operations:
Accounts payable	$905	$512
Accrued income and other taxes	181	158
Other accrued liabilities	1,675	2,742

Total current liabilities of discontinued operations	2,761	3,412

Other long-term obligations	376	376

Total liabilities of discontinued operations	$3,137	$3,788

The following tables summarize the results of the Engineered Solutions business segment, reclassified as discontinued operations:

	For the year ended December 31, 2017	For the year ended December 31, 2016	For the period August 15 through December 31, 2015	For the period January 1 through August 14, 2015

	(Dollars in thousands)
Net sales	$82,299	$115,336	$55,608	$98,024
Cost of sales	74,723	98,440	49,068	94,817

Gross profit	7,576	16,896	6,540	3,207
Research and development	1,429	3,145	1,265	2,179
Selling and administrative expenses	12,239	19,220	8,627	16,764
Gain on sale of assets	(6,091)	—	—	—
Rationalizations	(35)	(405)	791	4,492
Impairment	5,300	119,907	—	—

	(5,266)	(124,971)	(4,143)	(20,228)
Other expense (income)	(115)	(66)	(135)	(90)
Interest expense	1,133	3,258	918	907

Loss from discontinued operations before income taxes	(6,284)	(128,163)	(4,926)	(21,045)
Benefit for income taxes on discontinued operations	(55)	(1,189)	—	(2,366)

Loss from discontinued operations	$(6,229)	$(126,974)	$(4,926)	$(18,679)

The significant components of our Statements of Cash Flows for discontinued operations are as follows:

	Successor			Predecessor
	For the year ended December 31, 2017	For the year ended December 31, 2016	For the period August 15 through December 31, 2015	For the period January 1 through August 14, 2015

	(Dollars in thousands)
Depreciation and amortization	$2,418	$5,277	$4,194	$7,988
Impairment	5,300	119,907	—	—
(Gain) loss on sale of assets	(6,091)	198	—	—
Net change in inventory	15,217	(917)	3,514	(2,481)
Cash received from divestitures	27,254	15,889	—	—
Credit facility reductions	(27,254)	(15,889)	—	—
Deferred income taxes	(55)	(1,189)	—	(2,366)
Capital expenditures	558	4,713	4,447	10,104

The following table summarizes the carrying value of the assets and liabilities of discontinued operations as of December 31, 2017 and 2016.

	As of December 31, 2017	As of December 31, 2016

	(Dollars in thousands)
Assets of discontinued operations:
Accounts receivable	$3,351	$17,094
Inventories	502	71,816
Prepaid expenses and other current assets	1,137	320
Net property, plant and equipment	226	79,048
Other assets	97	12,608

Total assets of discontinued operations	5,313	180,886

Impairment of assets held for sale	—	(119,907)
Total assets of discontinued operations	$5,313	$60,979

Liabilities of discontinued operations:
Accounts payable	$512	$7,253
Accrued income and other taxes	158	2,326
Other accrued liabilities	2,742	10,463

Total current liabilities of discontinued operations	3,412	20,042

Other long-term obligations	376	850
Total liabilities of discontinued operations	$3,788	$20,892